Note 1 - Plan Description 2 (Details Textual) - EBP 38-3360868 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Note Receivable From Participant, Term	5 years
Investment, Identifier [Axis]: ParticipantPlansPrimaryResidenceMember
EBP, Note Receivable From Participant, Term	10 years